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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05516

                          Pioneer American Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

                                     PIONEER
                             -----------------------
                                     AMERICA
                                     INCOME
                                      TRUST

                                   Semiannual
                                     Report

                                     6/30/06

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                 2
Portfolio Management Discussion                       4
Portfolio Summary                                     8
Prices and Distributions                              9
Performance Update                                   10
Comparing Ongoing Fund Expenses                      15
Schedule of Investments                              17
Financial Statements                                 31
Notes to Financial Statements                        40
Trustees, Officers and Service Providers             47

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate to longer term. By restraining inflation, the Fed may also limit upward

Letter

pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of the report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

During a period of solid economic growth and steadily rising interest rates, yields on U.S. Treasury securities rose, and shareholders in Pioneer America Income Trust earned a relatively high level of income during the first half of 2006. In the interview below, Richard Schlanger, who is responsible for day-to-day management of the Trust, discusses the factors that affected the fixed-income market and the Trust over the semiannual period.

Q: How did the Trust perform during the period?

A: For the six months ended June 30, 2006, Class A shares of Pioneer America
   Income Trust produced a total return of -1.68% at net asset value. The Trust underperformed its benchmark indices, the Lehman Brothers Government Bond Index, which returned -0.89%, and the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index, which returned -0.06% for the same period. The Trust also slightly lagged the average -1.61% return generated by the General U.S. Government Funds category of Lipper Inc., an independent monitor of mutual fund performance. During the six months, the Trust's yield rose dramatically from 3.50% to 5.23%. At the end of the period, the 30-day SEC yield for Class A shares was 3.80%. The Trust had 256 issues, and the average credit quality of the portfolio was AAA, as measured by Standard & Poor's.

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the six months?

A: In a period of relatively strong economic growth and higher prices for commodities, concerns about the prospect of accelerating inflation dominated the fixed-income markets. At the Federal Reserve, the Alan Greenspan era came to a close, and Ben Bernanke became chairman in early February. When Mr. Bernanke took office, the Federal funds target rate was 4.50%. In the first five months of his chairmanship, the Federal funds rate rose to 5.25%, with the

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   latest one-quarter percentage point increase occurring on June 29. (The Federal funds rate is the rate banks charge for overnight loans. Since June 2004, the Federal Reserve has raised interest rates 17 times, taking the Federal funds rate from a 40-year low of 1% to the current 5.25%.) In the most recent six-month period, yields across the maturity spectrum moved higher in a parallel fashion.

Q: How did you manage the Trust in this environment?

A: As higher interest rates boosted mortgage rates, we became concerned about the duration, or sensitivity to interest-rate changes, of our mortgage holdings because as interest rates go up, mortgage duration tends to lengthen when refinancing and prepayment activity slows. To limit this drift in duration, we trimmed our Ginnie Mae position from 59% of net assets to 55%. (Ginnie Mae securities are issued by the Government National Mortgage Association and are backed by the full faith and credit of the U.S. Government.) Instead of allowing duration passively to drift upward, we chose to focus on longer-term Treasury securities. This positioning is consistent with our belief that with each additional interest-rate hike, we were approaching the end of the Federal Reserve's tightening cycle. We thought that if the Federal Reserve went too far in raising rates, economic growth would slow, and the central bank would have to reverse course and begin lowering rates. If this were to occur, we believe the Treasury market would rally, and longer-term Treasuries would outperform their short-term counterparts. As conditions warranted, we opportunistically added to or sold holdings in Treasury Inflation Protected Securities (TIPS). TIPS are securities whose principal is tied to the consumer price index, a monthly indicator that measures the price inflation of a representative basket of goods and services. When inflation accelerates, the principal on TIPS increases in value. The interest-rate payment on TIPS is calculated on the inflated principal. At the end of the six-month period, 55.3% of the portfolio was in mortgage pass-through securities issued by Ginnie Mae, 43.6% was in Treasury securities, including TIPS, and 1.1% was in cash.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                            (continued)
--------------------------------------------------------------------------------

Q: What contributed to performance?

A: The shorter-duration assets aided returns, as interest rates rose. Over the period, short-term Treasuries produced a return of 0.80%. Returns on longer-term Treasuries were negative. The positions in Ginnie Mae securities and in TIPS also contributed to performance, as TIPS and mortgages outperformed fixed-rate Treasuries.

Q: What detracted from performance?

A: Because the Federal Reserve was determined to fight inflation by raising interest rates, long-duration assets vastly underperformed short-duration assets. As a result, the Trust's longer-duration assets were the biggest detractors from performance. For the six months, five-year and 10-year Treasuries returned -1.35% and -3.90%, respectively. We view the underperformance of longer-duration assets as a relatively short-term event, because we believe that once the Federal Reserve stops raising interest rates, securities with longer durations have the potential to outperform.

Q: What is your outlook?

A: We believe that rising interest rates and oil prices have begun to affect the mortgage market and consumer spending. We have seen a shift away from adjustable-rate mortgages to fixed-rate mortgages and a decline in refinance activity as mortgage rates have risen. There has also been evidence of a decline in disposable income, and some discount retailers have reported slower sales. If these trends continue, economic growth is likely to slow, and the Federal Reserve may take a breather from raising interest rates. We believe the portfolio is positioned to take advantage of this type of environment. Our investments are scattered across the yield curve. Should rates stabilize or decline, we believe the portfolio's intermediate-term and longer-term holdings could outperform.

When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Trust will generally rise. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Trust would experience a

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Trust may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Government Agency Obligations      98.9%
Temporary Cash Investments               1.1

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year         1.9%
1-3 Years        6.6
3-4 Years       36.1
4-6 Years       32.9
6-8 Years       14.8
8+ Years         7.7

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

    1.   U.S. Treasury Inflation Protected Security, 3.0%, 7/15/12        7.53%
    2.   U.S. Treasury Bonds, 7.25%, 5/15/16                              7.15
    3.   U.S. Treasury Notes, 6.5%, 2/15/10                               4.75
    4.   U.S. Treasury Notes, 4.0%, 11/15/12                              3.96
    5.   U.S. Treasury Notes, 6.375%, 8/15/27                             3.77
    6.   U.S. Treasury Notes, 4.75%, 5/15/14                              2.61
    7.   Government National Mortgage Association II, 5.5%, 11/20/34      2.38
    8.   U.S. Treasury Bonds, 4.0%, 2/15/14                               2.29
    9.   U.S. Treasury Notes, 6.25%, 8/15/23                              1.86
   10.   U.S. Treasury Bonds, 4.25%, 11/15/14                             1.70

* This list excludes temporary cash investments and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer America Income Trust
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS

Net Asset Value Per Share
--------------------------------------------------------------------------------

         Class          6/30/06   12/31/05
         -----          -------   --------
            A            $9.18     $9.54
            B            $9.13     $9.49
            C            $9.16     $9.51
     Investor Class      $9.18     $9.54
            R            $9.26     $9.62

Distributions Per Share
--------------------------------------------------------------------------------

                                     1/1/06 - 6/30/06
                        ------------------------------------------
                            Net
                        Investment     Short-Term      Long-Term
         Class            Income     Capital Gains   Capital Gains
         -----            ------     -------------   -------------
            A             $0.2010       $   -           $   -
            B             $0.1594       $   -           $   -
            C             $0.1656       $   -           $   -
     Investor Class       $0.2215       $   -           $   -
            R             $0.1941       $   -           $   -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

The indexes defined here pertain to the "Value of $10,000 Investment" charts shown on pages 10-14.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust at public offering price, compared to that of the Lehman Brothers Government Bond Index and Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

                   Net Asset     Public
                     Value      Offering
Period               (NAV)     Price (POP)
10 Years              4.89%       4.40%
5 Years               3.48        2.53
1 Year               -1.83       -6.25
------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                   Lehman Brothers
                                      Fixed-Rate
           Pioneer America         Mortgage-Backed            Lehman Brothers
             Income Trust          Securities Index        Government Bond Index
6/96           $ 9,545                  $10,000                   $10,000
                10,227                   10,910                    10,740
6/98            11,164                   11,884                    11,948
                11,345                   12,360                    12,312
6/00            11,872                   12,982                    12,929
                12,968                   14,447                    14,265
6/02            13,968                   15,744                    15,521
                14,985                   16,645                    17,281
6/04            14,929                   17,016                    17,047
                15,673                   18,060                    18,180
6/06            15,386                   18,131                    17,968

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

----------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                      If         If
Period               Held     Redeemed
 10 Years            4.05%      4.05%
 5 Years             2.62       2.62
 1 Year             -2.60      -6.36
----------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                   Lehman Brothers
                                      Fixed-Rate
           Pioneer America         Mortgage-Backed            Lehman Brothers
             Income Trust          Securities Index        Government Bond Index
6/96           $10,000                  $10,000                   $10,000
                10,629                   10,910                    10,740
6/98            11,513                   11,884                    11,948
                11,624                   12,360                    12,312
6/00            12,060                   12,982                    12,929
                13,071                   14,447                    14,265
6/02            13,956                   15,744                    15,521
                14,847                   16,645                    17,281
6/04            14,668                   17,016                    17,047
                15,272                   18,060                    18,180
6/06            14,875                   18,131                    17,968

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                              CLASS C SHARES
-----------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

Average Annual Total Returns
(As of June 30, 2006)
----------------------------------------
                      If         If
Period               Held     Redeemed
 10 Years            4.11%      4.11%
 5 Years             2.75       2.75
 1 Year             -2.46      -2.46
----------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                   Lehman Brothers
                                      Fixed-Rate
           Pioneer America         Mortgage-Backed            Lehman Brothers
             Income Trust          Securities Index        Government Bond Index
6/96           $10,000                  $10,000                   $10,000
                10,623                   10,910                    10,740
6/98            11,507                   11,884                    11,948
                11,629                   12,360                    12,312
6/00            12,087                   12,982                    12,929
                13,059                   14,447                    14,265
6/02            13,981                   15,744                    15,521
                14,871                   16,645                    17,281
6/04            14,712                   17,016                    17,047
                15,331                   18,060                    18,180
6/06            14,954                   18,131                    17,968

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                       INVESTOR CLASS SHARES
-----------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

----------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                       If         If
Period                Held     Redeemed
 Life-of-Class
 (12/10/04)            0.47%      0.47%
 1 Year               -1.30      -1.30
----------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                   Lehman Brothers
                                      Fixed-Rate
           Pioneer America         Mortgage-Backed            Lehman Brothers
             Income Trust          Securities Index        Government Bond Index
12/04          $10,000                  $10,000                   $10,000
6/05            10,210                   10,215                    10,293
6/06            10,077                   10,255                    10,173

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                              CLASS R SHARES
-----------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

----------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                      If         If
Period               Held     Redeemed
 10 Years            4.49%      4.49%
 5 Years             3.20       3.20
 1 Year             -2.07      -2.07
----------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                   Lehman Brothers
                                      Fixed-Rate
           Pioneer America         Mortgage-Backed            Lehman Brothers
             Income Trust          Securities Index        Government Bond Index
6/96           $10,000                  $10,000                   $10,000
                10,660                   10,910                    10,740
6/98            11,579                   11,884                    11,948
                11,708                   12,360                    12,312
6/00            12,192                   12,982                    12,929
                13,250                   14,447                    14,265
6/02            14,202                   15,744                    15,521
                15,171                   16,645                    17,281
6/04            15,111                   17,016                    17,047
                15,840                   18,060                    18,180
6/06            15,511                   18,131                    17,968

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Trust performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer America Income Trust
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Trust, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Trust expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Trust's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [DIVIDED BY] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer America Income Trust

Based on actual returns from January 1, 2006 through June 30, 2006

                                                                          Investor
Share Class                      A              B              C            Class            R
--------------------------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 1/1/06
 Ending Account Value        $  983.20      $  978.70      $  980.50      $  985.40      $  982.60
 On 6/30/06
 Expenses Paid During        $    5.75      $   10.01      $    9.23      $    3.64      $    6.83
 Period*

* Expenses are equal to the Trust's annualized expense ratio of 1.17%, 2.04%, 1.88%, 1.39% and 0.74%, for Class A, Class B, Class C, Class R and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer America Income Trust
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer America Income Trust

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006

                                                                    Investor
Share Class                      A            B            C          Class          R
-----------------------------------------------------------------------------------------
 Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 1/1/06
 Ending Account Value       $1,018.99    $1,019.68    $1,015.47    $1,021.12    $1,017.90
 On 6/30/06
 Expenses Paid During       $    5.86    $   10.19    $    9.39    $    3.71    $    6.95
 Period*

* Expenses are equal to the Trust's annualized expense ratio of 1.17%, 2.04%, 1.88%, 1.39% and 0.74%, for Class A, Class B, Class C, Class R and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                      Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 98.4%
$   460,926      Government National Mortgage Association,
                   4.5%, 4/15/18                                     $    439,387
    787,956      Government National Mortgage Association,
                   4.5%, 6/15/19                                          751,080
    741,298      Government National Mortgage Association,
                   4.5%, 6/15/19                                          706,606
    324,745      Government National Mortgage Association,
                   4.5%, 8/15/19                                          309,547
    157,658      Government National Mortgage Association,
                   4.5%, 12/15/19                                         150,280
    853,487      Government National Mortgage Association,
                   4.5%, 4/15/20                                          813,115
    714,174      Government National Mortgage Association,
                   4.5%, 8/15/33                                          656,982
  1,697,418      Government National Mortgage Association,
                   4.5%, 6/15/34                                        1,560,275
  1,206,836      Government National Mortgage Association,
                   4.5%, 6/15/34                                        1,109,329
    750,000      Government National Mortgage Association,
                   4.5%, 7/20/34                                          704,901
    684,895      Government National Mortgage Association,
                   4.5%, 1/15/35                                          628,981
    653,768      Government National Mortgage Association,
                   5.0%, 2/15/19                                          634,773
    359,429      Government National Mortgage Association,
                   5.0%, 1/20/20                                          347,742
    433,399      Government National Mortgage Association,
                   5.0%, 2/15/20                                          420,623
    454,540      Government National Mortgage Association,
                   5.0%, 10/15/20                                         441,141
    550,124      Government National Mortgage Association,
                   5.0%, 9/15/33                                          521,169
  1,018,686      Government National Mortgage Association,
                   5.0%, 3/15/34                                          965,252
    827,694      Government National Mortgage Association,
                   5.0%, 5/15/34                                          784,278
    817,091      Government National Mortgage Association,
                   5.0%, 4/15/35                                          773,557

The accompanying notes are an integral part of these financial statements.   17

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$   496,207      Government National Mortgage Association,
                   5.0%, 6/15/35                                   $    469,770
    211,622      Government National Mortgage Association,
                   5.5%, 6/15/18                                        209,216
  1,112,409      Government National Mortgage Association,
                   5.5%, 2/15/19                                      1,099,786
    327,983      Government National Mortgage Association,
                   5.5%, 4/15/19                                        324,176
    728,937      Government National Mortgage Association,
                   5.5%, 7/15/19                                        720,474
  1,153,516      Government National Mortgage Association,
                   5.5%, 7/15/19                                      1,140,124
    542,927      Government National Mortgage Association,
                   5.5%, 10/15/19                                       536,623
    783,288      Government National Mortgage Association,
                   5.5%, 1/15/29                                        761,555
    308,166      Government National Mortgage Association,
                   5.5%, 4/15/31                                        299,253
    470,888      Government National Mortgage Association,
                   5.5%, 5/15/33                                        456,996
    938,388      Government National Mortgage Association,
                   5.5%, 5/15/33                                        910,703
  1,389,803      Government National Mortgage Association,
                   5.5%, 7/15/33                                      1,348,801
    872,431      Government National Mortgage Association,
                   5.5%, 8/15/33                                        846,693
    234,053      Government National Mortgage Association,
                   5.5%, 9/15/33                                        227,289
  1,799,930      Government National Mortgage Association,
                   5.5%, 9/15/33                                      1,746,829
    627,414      Government National Mortgage Association,
                   5.5%, 10/15/33                                       608,904
  1,182,937      Government National Mortgage Association,
                   5.5%, 4/15/34                                      1,147,599
    359,376      Government National Mortgage Association,
                   5.5%, 10/15/34                                       348,640
    863,654      Government National Mortgage Association,
                   5.5%, 10/15/34                                       837,854

18   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$ 2,147,062      Government National Mortgage Association,
                   5.5%, 11/15/34                                  $  2,082,922
  2,239,308      Government National Mortgage Association,
                   5.5%, 11/15/34                                     2,172,413
     75,815      Government National Mortgage Association,
                   6.0%, 1/15/24                                         75,503
    399,065      Government National Mortgage Association,
                   6.0%, 4/15/28                                        397,378
     22,488      Government National Mortgage Association,
                   6.0%, 10/15/28                                        22,375
    191,021      Government National Mortgage Association,
                   6.0%, 11/15/28                                       190,064
    627,859      Government National Mortgage Association,
                   6.0%, 9/15/32                                        623,751
    971,597      Government National Mortgage Association,
                   6.0%, 9/15/32                                        965,241
    106,587      Government National Mortgage Association,
                   6.0%, 10/15/32                                       105,890
    320,846      Government National Mortgage Association,
                   6.0%, 10/15/32                                       318,747
    405,221      Government National Mortgage Association,
                   6.0%, 10/15/32                                       402,570
    564,771      Government National Mortgage Association,
                   6.0%, 10/15/32                                       561,075
  1,029,575      Government National Mortgage Association,
                   6.0%, 10/15/32                                     1,024,174
  1,353,230      Government National Mortgage Association,
                   6.0%, 10/15/32                                     1,344,376
    115,005      Government National Mortgage Association,
                   6.0%, 11/15/32                                       114,253
    123,483      Government National Mortgage Association,
                   6.0%, 11/15/32                                       122,675
    958,009      Government National Mortgage Association,
                   6.0%, 11/15/32                                       951,872
  1,205,686      Government National Mortgage Association,
                   6.0%, 11/15/32                                     1,199,373
  1,228,460      Government National Mortgage Association,
                   6.0%, 11/15/32                                     1,222,160

The accompanying notes are an integral part of these financial statements.   19

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$   111,368      Government National Mortgage Association,
                   6.0%, 12/15/32                                  $    110,639
    156,167      Government National Mortgage Association,
                   6.0%, 12/15/32                                       155,145
    354,230      Government National Mortgage Association,
                   6.0%, 12/15/32                                       352,042
    378,769      Government National Mortgage Association,
                   6.0%, 12/15/32                                       376,663
    681,442      Government National Mortgage Association,
                   6.0%, 12/15/32                                       678,069
    885,229      Government National Mortgage Association,
                   6.0%, 12/15/32                                       880,594
    990,692      Government National Mortgage Association,
                   6.0%, 12/15/32                                       985,453
  1,014,686      Government National Mortgage Association,
                   6.0%, 12/15/32                                     1,009,330
    315,017      Government National Mortgage Association,
                   6.0%, 1/15/33                                        312,913
    443,290      Government National Mortgage Association,
                   6.0%, 1/15/33                                        440,396
  1,264,220      Government National Mortgage Association,
                   6.0%, 1/15/33                                      1,257,547
  1,299,568      Government National Mortgage Association,
                   6.0%, 1/15/33                                      1,292,720
    719,861      Government National Mortgage Association,
                   6.0%, 1/20/33                                        713,252
    101,157      Government National Mortgage Association,
                   6.0%, 2/15/33                                        100,481
    378,356      Government National Mortgage Association,
                   6.0%, 2/15/33                                        375,828
    517,883      Government National Mortgage Association,
                   6.0%, 2/15/33                                        514,423
    699,483      Government National Mortgage Association,
                   6.0%, 2/15/33                                        694,810
    782,745      Government National Mortgage Association,
                   6.0%, 2/15/33                                        777,516
    162,213      Government National Mortgage Association,
                   6.0%, 3/15/33                                        161,129

20    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$   276,121      Government National Mortgage Association,
                   6.0%, 3/15/33                                   $    274,276
    357,380      Government National Mortgage Association,
                   6.0%, 3/15/33                                        354,992
    235,845      Government National Mortgage Association,
                   6.0%, 4/15/33                                        234,270
  1,319,275      Government National Mortgage Association,
                   6.0%, 4/15/33                                      1,312,277
    278,070      Government National Mortgage Association,
                   6.0%, 5/15/33                                        276,213
    292,030      Government National Mortgage Association,
                   6.0%, 9/15/33                                        290,079
    721,163      Government National Mortgage Association,
                   6.0%, 11/15/33                                       716,345
    732,351      Government National Mortgage Association,
                   6.0%, 3/15/34                                        727,279
    607,703      Government National Mortgage Association,
                   6.0%, 6/15/34                                        603,494
    317,646      Government National Mortgage Association,
                   6.0%, 8/15/34                                        315,748
    789,862      Government National Mortgage Association,
                   6.0%, 8/15/34                                        784,392
    307,369      Government National Mortgage Association,
                   6.0%, 9/15/34                                        305,240
    252,160      Government National Mortgage Association,
                   6.0%, 10/15/34                                       250,414
    272,718      Government National Mortgage Association,
                   6.0%, 10/15/34                                       270,830
  1,000,301      Government National Mortgage Association,
                   6.0%, 10/15/34                                       993,374
    921,696      Government National Mortgage Association,
                   6.0%, 9/15/35                                        914,500
  1,625,000      Government National Mortgage Association,
                   6.0%, 6/1/36                                       1,612,351
    600,000      Government National Mortgage Association,
                   6.0%, 7/1/36                                         594,937
    203,759      Government National Mortgage Association,
                   6.5%, 4/15/17                                        207,367

The accompanying notes are an integral part of these financial statements.   21

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$    85,763      Government National Mortgage Association,
                   6.5%, 6/15/17                                   $     87,282
    201,004      Government National Mortgage Association,
                   6.5%, 2/15/28                                        204,111
    395,244      Government National Mortgage Association,
                   6.5%, 3/15/28                                        401,294
    101,653      Government National Mortgage Association,
                   6.5%, 4/15/28                                        103,225
    164,567      Government National Mortgage Association,
                   6.5%, 4/15/28                                        167,102
     65,956      Government National Mortgage Association,
                   6.5%, 6/15/28                                         66,971
     97,470      Government National Mortgage Association,
                   6.5%, 8/15/28                                         98,977
    200,601      Government National Mortgage Association,
                   6.5%, 10/15/28                                       203,702
    138,147      Government National Mortgage Association,
                   6.5%, 3/15/29                                        140,255
    309,632      Government National Mortgage Association,
                   6.5%, 3/15/29                                        314,356
     58,216      Government National Mortgage Association,
                   6.5%, 5/15/29                                         59,104
     37,112      Government National Mortgage Association,
                   6.5%, 6/15/29                                         37,678
     13,758      Government National Mortgage Association,
                   6.5%, 6/15/31                                         13,949
     20,344      Government National Mortgage Association,
                   6.5%, 6/15/31                                         20,626
     53,899      Government National Mortgage Association,
                   6.5%, 6/15/31                                         54,646
    113,843      Government National Mortgage Association,
                   6.5%, 6/15/31                                        115,421
    299,701      Government National Mortgage Association,
                   6.5%, 7/15/31                                        303,855
     54,858      Government National Mortgage Association,
                   6.5%, 8/15/31                                         55,618
    130,488      Government National Mortgage Association,
                   6.5%, 9/15/31                                        132,296

22   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$   207,148      Government National Mortgage Association,
                   6.5%, 9/15/31                                   $    210,020
      5,767      Government National Mortgage Association,
                   6.5%, 10/15/31                                         5,847
    136,276      Government National Mortgage Association,
                   6.5%, 1/15/32                                        138,093
    782,790      Government National Mortgage Association,
                   6.5%, 1/15/32                                        795,732
     56,217      Government National Mortgage Association,
                   6.5%, 2/15/32                                         56,967
    101,344      Government National Mortgage Association,
                   6.5%, 2/15/32                                        102,695
    141,519      Government National Mortgage Association,
                   6.5%, 2/15/32                                        143,405
    187,468      Government National Mortgage Association,
                   6.5%, 2/15/32                                        189,967
    204,422      Government National Mortgage Association,
                   6.5%, 2/15/32                                        207,147
    236,715      Government National Mortgage Association,
                   6.5%, 2/15/32                                        239,871
    568,466      Government National Mortgage Association,
                   6.5%, 3/15/32                                        576,044
     81,003      Government National Mortgage Association,
                   6.5%, 4/15/32                                         82,083
    147,383      Government National Mortgage Association,
                   6.5%, 4/15/32                                        149,347
    415,232      Government National Mortgage Association,
                   6.5%, 4/15/33                                        420,646
    584,972      Government National Mortgage Association,
                   6.5%, 4/15/32                                        592,770
     16,460      Government National Mortgage Association,
                   6.5%, 5/15/32                                         16,680
     40,084      Government National Mortgage Association,
                   6.5%, 5/15/32                                         40,619
     84,549      Government National Mortgage Association,
                   6.5%, 5/15/32                                         85,676
    538,787      Government National Mortgage Association,
                   6.5%, 5/15/32                                        545,970

The accompanying notes are an integral part of these financial statements.   23

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$    40,226      Government National Mortgage Association,
                   6.5%, 6/15/32                                   $     40,762
     67,748      Government National Mortgage Association,
                   6.5%, 6/15/32                                         68,652
    143,411      Government National Mortgage Association,
                   6.5%, 6/15/32                                        145,504
    108,353      Government National Mortgage Association,
                   6.5%, 7/15/32                                        109,797
    264,950      Government National Mortgage Association,
                   6.5%, 7/15/32                                        268,482
    278,999      Government National Mortgage Association,
                   6.5%, 8/15/32                                        282,719
    298,411      Government National Mortgage Association,
                   6.5%, 8/15/32                                        302,957
    226,945      Government National Mortgage Association,
                   6.5%, 9/15/32                                        229,970
    112,559      Government National Mortgage Association,
                   7.0%, 10/15/16                                       116,005
    422,671      Government National Mortgage Association,
                   7.0%, 9/15/24                                        435,930
    238,019      Government National Mortgage Association,
                   7.0%, 7/15/25                                        245,505
     71,792      Government National Mortgage Association,
                   7.0%, 11/15/26                                        74,118
     95,175      Government National Mortgage Association,
                   7.0%, 2/15/28                                         98,193
     75,422      Government National Mortgage Association,
                   7.0%, 3/15/28                                         77,814
    174,523      Government National Mortgage Association,
                   7.0%, 4/15/28                                        180,057
    155,282      Government National Mortgage Association,
                   7.0%, 7/15/28                                        160,369
    160,371      Government National Mortgage Association,
                   7.0%, 5/15/29                                        165,496
     49,638      Government National Mortgage Association,
                   7.0%, 6/15/29                                         51,225
     76,576      Government National Mortgage Association,
                   7.0%, 7/15/29                                         79,024

24    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                     Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$    59,007      Government National Mortgage Association,
                   7.0%, 9/15/29                                   $     60,893
    139,243      Government National Mortgage Association,
                   7.0%, 11/15/29                                       143,693
     94,157      Government National Mortgage Association,
                   7.0%, 1/15/30                                         97,157
     64,609      Government National Mortgage Association,
                   7.0%, 2/15/31                                         66,659
     32,552      Government National Mortgage Association,
                   7.0%, 5/15/31                                         33,585
     55,015      Government National Mortgage Association,
                   7.0%, 6/15/31                                         56,761
    160,161      Government National Mortgage Association,
                   7.0%, 9/15/31                                        165,243
     40,981      Government National Mortgage Association,
                   7.0%, 10/15/31                                        42,281
     45,017      Government National Mortgage Association,
                   7.0%, 11/15/31                                        46,446
     97,097      Government National Mortgage Association,
                   7.0%, 2/15/32                                        100,163
    353,528      Government National Mortgage Association,
                   7.0%, 3/15/32                                        364,692
    130,945      Government National Mortgage Association,
                   7.0%, 4/15/32                                        135,080
    119,089      Government National Mortgage Association,
                   7.5%, 2/15/27                                        124,769
    230,965      Government National Mortgage Association,
                   7.5%, 10/15/27                                       241,980
    126,556      Government National Mortgage Association,
                   7.5%, 4/15/29                                        130,600
     43,382      Government National Mortgage Association,
                   7.5%, 6/15/29                                         45,393
      7,073      Government National Mortgage Association,
                   7.5%, 8/15/29                                          7,398
     12,763      Government National Mortgage Association,
                   7.5%, 9/15/30                                         13,343
    178,810      Government National Mortgage Association,
                   7.5%, 11/15/30                                       186,934

The accompanying notes are an integral part of these financial statements.   25

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                       Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$    20,481      Government National Mortgage Association,
                   7.5%, 2/15/31                                      $     21,406
     74,231      Government National Mortgage Association,
                   7.5%, 12/15/31                                           77,583
     15,687      Government National Mortgage Association,
                   7.5%, 1/15/32                                            16,394
     67,422      Government National Mortgage Association,
                   7.5%, 1/15/32                                            70,464
    117,161      Government National Mortgage Association,
                   7.5%, 3/15/32                                           122,447
     78,316      Government National Mortgage Association,
                   8.0%, 12/1/29                                            83,235
    280,328      Government National Mortgage Association,
                   8.25%, 5/15/20                                          298,539
     41,158      Government National Mortgage Association,
                   8.5%, 7/15/24                                            44,446
        211      Government National Mortgage Association,
                   9.0%, 9/15/16                                               226
      4,806      Government National Mortgage Association,
                   9.0%, 10/15/16                                            5,144
      4,129      Government National Mortgage Association,
                   9.0%, 4/15/20                                             4,446
     58,356      Government National Mortgage Association,
                   10.0%, 1/15/19                                           63,609
     34,176      Government National Mortgage Association,
                   10.0%, 3/15/20                                           37,286
    228,129      Government National Mortgage Association I, 6.5%,
                   11/15/31                                                231,291
     83,098      Government National Mortgage Association I, 6.5%,
                   12/15/31                                                 84,250
     39,114      Government National Mortgage Association I, 6.5%,
                   1/15/32                                                  40,087
     57,641      Government National Mortgage Association I, 6.5%,
                   1/15/32                                                  58,409
    179,172      Government National Mortgage Association I, 6.5%,
                   1/15/32                                                 181,560
    156,284      Government National Mortgage Association I, 6.5%,
                   5/15/32                                                 158,368

26    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                        Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$   198,907      Government National Mortgage Association I, 6.5%,
                   9/15/32                                             $    201,558
    180,962      Government National Mortgage Association I, 7.0%,
                   8/15/23                                                  186,639
    216,116      Government National Mortgage Association I, 7.0%,
                   9/15/29                                                  226,028
     73,104      Government National Mortgage Association I, 7.0%,
                   12/15/30                                                  75,441
    304,108      Government National Mortgage Association I, 7.0%,
                   12/15/30                                                 313,831
    178,705      Government National Mortgage Association I, 7.0%,
                   1/15/31                                                  184,377
     72,732      Government National Mortgage Association I, 7.0%,
                   4/15/31                                                   75,041
     13,064      Government National Mortgage Association I, 7.5%,
                   8/15/29                                                   13,664
     70,903      Government National Mortgage Association I, 7.5%,
                   3/15/31                                                   74,105
    665,825      Government National Mortgage Association II, 5.0%,
                   12/20/18                                                 644,638
    625,880      Government National Mortgage Association II, 5.0%,
                   2/20/19                                                  605,719
  1,840,234      Government National Mortgage Association II, 5.5%,
                   7/20/19                                                1,813,127
  4,090,719      Government National Mortgage Association II, 5.5%,
                   11/20/34                                               3,951,908
    230,335      Government National Mortgage Association II, 6.0%,
                   7/20/17                                                  231,399
    523,283      Government National Mortgage Association II, 6.0%,
                   12/20/18                                                 525,791
    291,103      Government National Mortgage Association II, 6.0%,
                   7/20/19                                                  292,418
    210,543      Government National Mortgage Association II, 6.0%,
                   10/20/31                                                 208,651
  1,245,799      Government National Mortgage Association II, 6.0%,
                   3/20/33                                                1,234,361
    892,229      Government National Mortgage Association II, 6.0%,
                   10/20/33                                                 887,091

The accompanying notes are an integral part of these financial statements.   27

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                        Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$ 2,173,747      Government National Mortgage Association II, 6.0%,
                   11/20/33                                            $  2,153,790
    444,093      Government National Mortgage Association II, 6.0%,
                   2/20/34                                                  446,099
    581,526      Government National Mortgage Association II, 6.0%,
                   6/20/34                                                  576,045
    141,968      Government National Mortgage Association II, 6.5%,
                   1/20/24                                                  143,500
    349,007      Government National Mortgage Association II, 6.5%,
                   8/20/28                                                  353,062
    113,636      Government National Mortgage Association II, 6.5%,
                   4/20/31                                                  114,785
     77,823      Government National Mortgage Association II, 6.5%,
                   6/20/31                                                   78,610
    304,619      Government National Mortgage Association II, 6.5%,
                   10/20/32                                                 307,537
    443,064      Government National Mortgage Association II, 6.5%,
                   10/20/33                                                 447,179
    431,484      Government National Mortgage Association II, 6.5%,
                   3/20/34                                                  435,390
     17,459      Government National Mortgage Association II, 7.0%,
                   12/20/08                                                  17,603
     67,089      Government National Mortgage Association II, 7.0%,
                   5/20/26                                                   68,819
     88,510      Government National Mortgage Association II, 7.0%,
                   1/20/31                                                   90,710
    148,197      Government National Mortgage Association II, 7.0%,
                   7/20/31                                                  151,882
     59,681      Government National Mortgage Association II, 7.0%,
                   11/20/31                                                  61,165
     23,754      Government National Mortgage Association II, 7.5%,
                   6/20/30                                                   24,670
     38,418      Government National Mortgage Association II, 7.5%,
                   12/20/30                                                  39,900
        327      Government National Mortgage Association II, 8.0%,
                   5/20/25                                                      345
     52,358      Government National Mortgage Association II, 8.0%,
                   3/20/30                                                   55,326

28    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                           Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$    8,912      Government National Mortgage Association II, 9.0%,
                  9/20/21                                                 $      9,573
    21,967      Government National Mortgage Association II, 9.0%,
                  3/20/22                                                       23,624
     4,140      Government National Mortgage Association II, 9.0%,
                  4/20/22                                                        4,452
    37,264      Government National Mortgage Association II, 9.0%,
                11/20/24                                                        40,157
 4,100,000      U.S. Treasury Bonds, 4.0%, 2/15/14                           3,808,834
 2,800,000      U.S. Treasury Bonds, 6.25%, 8/15/23                          3,088,095
   250,000      U.S. Treasury Bonds, 6.5%, 11/15/26                            286,797
10,270,000      U.S. Treasury Bonds, 7.25%, 5/15/16                         11,891,541
12,156,015      U.S. Treasury Inflation Notes, 3.0%, 7/15/12                12,517,850
     1,015      U.S. Treasury Inflation Protected Security,
                  2.375%, 4/15/11                                                1,011
 1,134,480      U.S. Treasury Inflation Protected Security,
                  3.375%, 1/15/12                                            1,188,368
 1,000,000      U.S. Treasury Notes, 3.5%, 12/15/09                            949,492
 7,000,000      U.S. Treasury Notes, 4.0%, 11/15/12                          6,579,454
 1,000,000      U.S. Treasury Notes, 4.0%, 2/15/15                             921,484
 3,000,000      U.S. Treasury Notes, 4.25%, 11/15/14                         2,821,407
 1,000,000      U.S. Treasury Notes, 4.5%, 2/15/09                             984,180
 1,500,000      U.S. Treasury Notes, 4.5%, 11/15/15                          1,428,750
   650,000      U.S. Treasury Notes, 4.75%, 11/15/08                           644,186
 4,450,000      U.S. Treasury Notes, 4.75%, 5/15/14                          4,341,011
 1,000,000      U.S. Treasury Notes, 4.875%, 5/31/11                           989,844
 1,000,000      U.S. Treasury Notes, 5.0%, 2/15/11                             997,539
 1,000,000      U.S. Treasury Notes, 5.375%, 2/15/31                         1,017,266
 2,000,000      U.S. Treasury Notes, 5.5%, 8/15/28                           2,054,844
   250,000      U.S. Treasury Notes, 6.125%, 8/15/29                           277,969
 5,525,000      U.S. Treasury Notes, 6.375%, 8/15/27                         6,271,306
 7,550,000      U.S. Treasury Notes, 6.5%, 2/15/10                           7,888,278
 1,000,000      U.S. Treasury Notes, 6.625%, 5/15/07                         1,010,820
                                                                          ------------
                                                                          $166,209,665
                                                                          ------------
                TOTAL U.S. GOVERNMENT
                AND AGENCY OBLIGATIONS
                (Cost $172,764,165)                                       $166,209,665
                                                                          ------------

The accompanying notes are an integral part of these financial statements.   29

Pioneer America Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)


Principal
Amount                                                                               Value
                 TEMPORARY CASH INVESTMENTS - 1.1%
$ 1,800,000      Repurchase Agreement - 1.1%
                 UBS Warburg, Inc. 4.40%, dated 7/3/06, with
                 a repurchase price of $1,800,000 plus accrued interest
                 on 7/3/06 collateralized by $1,841,000 U.S. Treasury
                 Note, 6.125%, 11/15/06                                       $  1,800,000
                                                                              ------------
                 TOTAL REPURCHASE AGREEMENT
                 (Cost $1,800,000)                                            $  1,800,000
                                                                              ------------
                 TOTAL TEMPORARY CASH INVESTMENTS                             $  1,800,000
                                                                              ------------
                 TOTAL INVESTMENTS IN SECURITIES - 99.5%
                 (Cost: $174,564,164) (a)                                     $168,009,665
                                                                              ------------
                 OTHER ASSETS AND LIABILITIES - 0.5%                          $    899,911
                                                                              ------------
                 TOTAL NET ASSETS - 100.0%                                    $168,909,576
                                                                              ============

*     Non-income producing security.

(a) At June, 30, 2006 the net unrealized gain on investments based on cost for federal income tax purposes of $175,965,808 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost.                                        $   493,321
      Aggregate gross unrealized loss for all investments in which there is
      an excess of value over tax cost.                                         (8,449,964)
                                                                               -----------
      Net Unrealized loss                                                      $(7,956,143)
                                                                               ===========

Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2006 aggregated $12,680,079 and $53,246,655, respectively.

30    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (unaudited)
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $174,564,164)     $168,009,665
  Receivables -
    Investment securities sold                                  2,377,661
    Fund shares sold                                               23,264
    Interest                                                    1,409,451
    Due from Pioneer Investment Management, Inc.                    1,234
  Other                                                             7,041
                                                             -------------
     Total assets                                            $171,828,316
                                                             -------------
LIABILITIES:
  Payables -
    Investment securities repurchased                        $  2,206,142
    Fund shares repurchased                                       290,288
    Dividends                                                     145,846
  Due to bank                                                     129,339
  Due to affiliates                                                92,820
  Accrued expenses                                                 54,304
                                                             -------------
     Total liabilities                                       $  2,918,739
                                                             -------------
NET ASSETS:
  Paid-in capital                                            $192,543,532
  Distributions in excess of net investment income             (2,018,363)
  Accumulated net realized loss on investments                (15,061,093)
  Net unrealized loss on investments                           (6,554,499)
                                                             -------------
     Total net assets                                        $168,909,577
                                                             =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $89,367,810/9,735,627 shares)            $       9.18
                                                             =============
  Class B (based on $25,799,689/2,826,881 shares)            $       9.13
                                                             =============
  Class C (based on $20,404,784/2,228,434 shares)            $       9.16
                                                             =============
  Investor Class (based on $32,529,953/3,543,420 shares)     $       9.18
                                                             =============
  Class R (based on $807,341/87,222 shares)                  $       9.26
                                                             =============
MAXIMUM OFFERING PRICE:
  Class A ($9.18 - 95.5%)                                    $       9.61
                                                             =============

The accompanying notes are an integral part of these financial statements.   31

Pioneer America Income Trust
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------
For the Six Months Ended 6/30/06

INVESTMENT INCOME:
  Interest                                               $4,378,880
                                                         ----------
     Total investment income                                             $ 4,378,880
                                                                         -----------
EXPENSES:
  Management fees                                        $  466,965
  Transfer agent fees and expenses
    Class A                                                 165,230
    Class B                                                  63,601
    Class C                                                  31,784
    Investor Class                                           30,983
    Class R                                                   1,273
  Distribution fees
    Class A                                                 125,823
    Class B                                                 143,159
    Class C                                                 109,373
    Class R                                                   2,168
  Administrative reimbursements                              18,911
  Custodian fees                                              8,871
  Professional fees                                          26,603
  Printing expense                                           18,549
  Fees and expenses of nonaffiliated trustees                 4,346
  Miscellaneous                                               9,460
                                                         ----------
     Total expenses                                                      $ 1,227,099
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                       (5,010)
                                                                         -----------
     Net expenses                                                        $ 1,222,089
                                                                         -----------
       Net investment income                                             $ 3,156,791
                                                                         -----------
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                       $(1,254,488)
                                                                         -----------
  Change in net unrealized loss on investments                           $(5,243,676)
                                                                         -----------
  Net loss on investments                                                $(6,498,164)
                                                                         -----------
  Net decrease in net assets resulting from operations                   $(3,341,373)
                                                                         ===========

32    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the Six Months Ended 6/30/06 and the Year Ended 12/31/05, respectively

                                                            Six Months
                                                              Ended              Year
                                                             6/30/06            Ended
                                                           (unaudited)         12/31/05
FROM OPERATIONS:
Net investment income                                     $   3,156,791     $   7,464,676
Net realized loss on investments                             (1,254,488)         (873,555)
Change in net unrealized loss on investments                 (5,243,676)       (3,012,450)
                                                          -------------     -------------
  Net increase (decrease) in net assets resulting from
    operations                                            $  (3,341,373)    $   3,578,671
                                                          -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.20 and $0.43 per share, respectively)       $  (2,160,182)    $  (5,294,373)
  Class B ($0.16 and $0.35 per share, respectively)            (491,794)       (1,358,450)
  Class C ($0.17 and $0.36 per share, respectively)            (390,279)       (1,015,869)
  Investor Class ($0.22 and $0.47 per share,
    respectively)                                              (839,127)       (2,091,640)
  Class R ($0.19 and $0.42 per share, respectively)             (17,913)          (36,595)
                                                          -------------     -------------
     Total distributions to shareowners                   $  (3,899,295)    $  (9,796,927)
                                                          -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  12,931,756     $  64,972,188
Reinvestment of distributions                                 3,063,966         7,866,321
Cost of shares repurchased                                  (55,912,911)      (93,855,460)
                                                          -------------     -------------
  Net decrease in net assets resulting from
     Fund share transactions                              $ (39,917,189)    $ (21,016,951)
                                                          -------------     -------------
  Net decrease in net assets                              $ (47,157,857)    $ (27,235,207)
NET ASSETS:
Beginning of period                                         216,067,434       243,302,641
                                                          -------------     -------------
End of period (including distributions in excess of
  net investment income of $(2,018,363) and
  $(1,275,859) respectively)                              $ 168,909,577     $ 216,067,434
                                                          =============     =============

The accompanying notes are an integral part of these financial statements.   33

Pioneer America Income Trust
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
-----------------------------------------------------------------------------

                                   '06 Shares      '06 Amounts
                                  (unaudited)      (unaudited)      '05 Shares        '05 Amounts
CLASS A
Shares sold                           830,222    $   7,746,155       3,916,547      $  37,903,879
Reinvestment of distributions         193,770        1,806,915         467,846          4,518,726
Less shares repurchased            (3,490,342)     (32,735,320)     (4,796,419)       (46,280,804)
                                   ----------    -------------      ----------      -------------
    Net decrease                   (2,466,350)   $ (23,182,250)       (412,026)     $  (3,858,199)
                                   ==========    =============      ==========      =============
CLASS B
Shares sold                           273,722    $   2,533,599       1,574,294      $  15,142,679
Reinvestment of distributions          39,223          363,541         104,681          1,005,146
Less shares repurchased            (1,237,211)     (11,578,052)     (1,999,241)       (19,127,579)
                                   ----------    -------------      ----------      -------------
    Net decrease                     (924,266)   $  (8,680,912)       (320,266)     $  (2,979,754)
                                   ==========    =============      ==========      =============
CLASS C
Shares sold                           272,463    $   2,540,094       1,207,346      $  11,667,546
Reinvestment of distributions          22,123          205,635          62,611            603,436
Less shares repurchased              (671,383)      (6,290,383)     (1,513,783)       (14,545,916)
                                   ----------    -------------      ----------      -------------
    Net decrease                     (376,797)   $  (3,544,654)       (243,826)     $  (2,274,934)
                                   ==========    =============      ==========      =============
INVESTOR CLASS
Shares sold                                 -    $           -           2,184      $      21,269
Reinvestment of distributions          72,401          675,190         177,302          1,713,471
Less shares repurchased              (549,746)      (5,130,871)     (1,415,838)       (13,728,062)
                                   ----------    -------------      ----------      -------------
    Net decrease                     (477,345)   $  (4,455,681)     (1,236,352)     $ (11,993,322)
                                   ==========    =============      ==========      =============
CLASS R
Shares sold                            11,874    $     111,908          24,301      $     236,815
Reinvestment of distributions           1,350           12,685           2,619             25,542
Less shares repurchased               (19,026)        (178,285)        (17,753)          (173,099)
                                   ----------    -------------      ----------      -------------
    Net increase (decrease)            (5,802)   $     (53,692)          9,167      $      89,258
                                   ==========    =============      ==========      =============

34    The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended        Year         Year         Year         Year          Year
                                                        6/30/06       Ended        Ended        Ended        Ended        Ended
                                                      (unaudited)   12/31/05     12/31/04     12/31/03     12/31/02    12/31/01 (a)
CLASS A
Net asset value, beginning of period                   $  9.54      $   9.79     $   9.95     $  10.27     $   9.79     $   9.76
                                                       -------      --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                 $  0.15      $   0.32     $   0.28     $   0.28     $   0.40     $   0.52
 Net realized and unrealized gain (loss)
  on investments                                         (0.31)        (0.14)       (0.01)       (0.13)        0.54         0.05
                                                       -------      --------     --------     --------     --------     --------
  Net increase (decrease) from investment operations   $ (0.16)     $   0.18     $   0.27     $   0.15     $   0.94     $   0.57
Distributions to shareowners:
 Net investment income                                   (0.20)        (0.43)       (0.43)       (0.47)       (0.46)       (0.51)
 Net realized gain                                           -             -            -            -            -        (0.03)
                                                       -------      --------     --------     --------     --------     --------
Net increase (decrease) in net asset value             $ (0.36)     $  (0.25)    $  (0.16)    $  (0.32)    $   0.48     $   0.03
                                                       -------      --------     --------     --------     --------     --------
Net asset value, end of period                         $  9.18      $   9.54     $   9.79     $   9.95     $  10.27     $   9.79
                                                       =======      ========     ========     ========     ========     ========
Total return*                                            (1.68)%        1.84%        2.77%        1.47%        9.78%        5.92%
Ratio of net expenses to average net assets+              1.17%**       1.20%        1.16%        1.10%        1.00%        1.01%
Ratio of net investment income to average net assets+     3.52%**       3.36%        3.04%        2.85%        4.17%        5.14%
Portfolio turnover rate                                     14%**         27%          27%          66%          76%          72%
Net assets, end of period (in thousands)               $89,368      $116,433     $123,524     $153,939     $164,393     $115,998
Ratios with no waiver of management fees by
 PIM and no reductions for fees paid indirectly:
 Net expenses                                             1.17%**       1.20%        1.16%        1.12%        1.08%        1.12%
 Net investment income                                    3.52%**       3.36%        3.04%        2.83%        4.09%        5.03%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                             1.17%**       1.20%        1.16%        1.10%        1.00%        1.00%
 Net investment income                                    3.52%**       3.36%        3.04%        2.85%        4.18%        5.15%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a) On January 1, 2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this charges for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 5.35% to 5.15%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended        Year        Year        Year        Year         Year
                                                            6/30/06      Ended       Ended       Ended       Ended        Ended
                                                          (unaudited)   12/31/05    12/31/04    12/31/03    12/31/02   12/31/01 (a)
CLASS B
Net asset value, beginning of period                       $  9.49      $  9.74     $  9.89     $ 10.20     $  9.76      $  9.74
                                                           -------      -------     -------     -------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                     $  0.10      $  0.24     $  0.18     $  0.19     $  0.34      $  0.44
 Net realized and unrealized gain (loss) on investments      (0.30)       (0.14)       0.02       (0.12)       0.50         0.04
                                                           -------      -------     -------     -------     -------      -------
  Net increase (decrease) from investment operations       $ (0.20)     $  0.10     $  0.20     $  0.07     $  0.84      $  0.48
Distributions to shareowners:
 Net investment income                                       (0.16)       (0.35)      (0.35)      (0.38)      (0.40)       (0.42)
 Net realized gain                                               -            -           -           -           -        (0.04)
                                                           -------      -------     -------     -------     -------      -------
Net increase (decrease) in net asset value                 $ (0.36)     $ (0.25)    $ (0.15)    $ (0.31)    $  0.44      $  0.02
                                                           -------      -------     -------     -------     -------      -------
Net asset value, end of period                             $  9.13      $  9.49     $  9.74     $  9.89     $ 10.20      $  9.76
                                                           =======      ========    ========    ========    ========     ========
Total return*                                                (2.13)%       0.99%       2.02%       0.69%       8.82%        4.99%
Ratio of net expenses to average net assets+                  2.04%**      2.03%       1.98%       1.94%       1.80%        1.95%
Ratio of net investment income to average net assets+         2.64%**      2.56%       2.22%       2.02%       3.26%        4.18%
Portfolio turnover rate                                         14%**        27%         27%         66%         76%          72%
Net assets, end of period (in thousands)                   $25,800      $35,581     $39,641     $55,302     $67,013      $25,008
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                 2.04%**      2.03%       1.98%       1.96%       1.88%        2.06%
 Net investment income                                        2.64%**      2.56%       2.22%       2.00%       3.19%        4.07%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                 2.04%**      2.03%       1.98%       1.94%       1.79%        1.93%
 Net investment income                                        2.64%**      2.56%       2.22%       2.02%       3.27%        4.20%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a) On January 1, 2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this charges for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.36% to 4.20%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended         Year        Year        Year        Year         Year
                                                           6/30/06       Ended       Ended       Ended       Ended        Ended
                                                         (unaudited)    12/31/05    12/31/04    12/31/03    12/31/02   12/31/01 (a)
CLASS C
Net asset value, beginning of period                      $  9.51       $  9.77     $  9.92     $ 10.24     $  9.79      $  9.74
                                                          -------       -------     -------     -------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.12       $  0.24     $  0.19     $  0.21     $  0.36      $  0.46
 Net realized and unrealized gain (loss) on investments     (0.30)        (0.14)       0.01       (0.13)       0.50         0.03
                                                          -------       -------     -------     -------     -------      -------
  Net increase (decrease) from investment operations      $ (0.18)      $  0.10     $  0.20     $  0.08     $  0.86      $  0.49
Distributions to shareowners:
 Net investment income                                      (0.17)        (0.36)      (0.35)      (0.40)      (0.41)       (0.43)
 Net realized gain                                              -             -           -           -           -        (0.01)
                                                          -------       -------     -------     -------     -------      -------
Net increase (decrease) in net asset value                $ (0.35)      $ (0.26)    $ (0.15)    $ (0.32)    $  0.45      $  0.05
                                                          -------       -------     -------     -------     -------      -------
Net asset value, end of period                            $  9.16       $  9.51     $  9.77     $  9.92     $ 10.24      $  9.79
                                                          =======       =======     =======     =======     =======      =======
Total return*                                               (1.95)%        1.02%       2.09%       0.75%       8.93%        5.05%
Ratio of net expenses to average net assets+                 1.88%**       1.93%       1.89%       1.81%       1.77%        1.84%
Ratio of net investment income to average net assets+        2.79%**       2.70%       2.31%       2.14%       3.16%        4.22%
Portfolio turnover rate                                        14%**         27%         27%         66%         76%          72%
Net assets, end of period (in thousands)                  $20,405       $24,789     $27,832     $37,456     $38,258      $ 6,776
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                1.88%**       1.93%       1.89%       1.83%       1.84%        1.95%
 Net investment income                                       2.79%**       2.70%       2.31%       2.12%       3.08%        4.11%
Ratios with waiver of management fees by
 PIM and reductions for fees paid indirectly:
 Net expenses                                                1.88%**       1.93%       1.89%       1.81%       1.76%        1.81%
 Net investment income                                       2.79%**       2.70%       2.31%       2.14%       3.16%        4.25%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a) On January 1, 2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this changes for the year ended December 31, 2001, was to decrease net investment income by $0.01 per share, increase net realized and unrealized gain (loss) by $0.01 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.42% to 4.25%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                    Six Months
                                                       Ended           Year       12/11/04 (a)
                                                      6/30/06         Ended            to
                                                    (unaudited)      12/31/05       12/31/04
Investor Class
Net asset value, beginning of period                 $  9.54         $  9.79       $  9.82
                                                     -------         -------       -------
Increase (decrease) from investment
  operations:
  Net investment income                              $  0.17         $  0.35       $  0.02
  Net realized and unrealized loss
   on investments                                      (0.31)          (0.13)        (0.02)
                                                     -------         -------       -------
   Net increase (decrease) from
     investment operations                           $ (0.14)        $  0.22       $     -
Distributions to shareowners:
  Net investment income                                (0.22)          (0.47)        (0.03)
                                                     -------         -------       -------
Net decrease in net asset value                      $ (0.36)        $ (0.25)      $ (0.03)
                                                     -------         -------       -------
Net asset value, end of period                       $  9.18         $  9.54       $  9.79
                                                     =======         =======       =======
Total return*                                          (1.46)%          2.27%        (0.04)%
Ratio of net expenses to average net assets+            0.74%**         0.74%         0.74%**
Ratio of net investment income to average
  net assets+                                           3.94%**         3.90%         3.70%**
Portfolio turnover rate                                   14%**           27%           27%
Net assets, end of period (in thousands)             $32,530         $38,369       $51,475
Ratios with no waiver of management fees
  by PIM and no reductions for fees
  paid indirectly:
  Net expenses                                          0.77%**         0.83%         0.96%**
  Net investment income                                 3.91%**         3.81%         3.49%**
Ratios with waiver of management fees by
  PIM and reductions for fees paid indirectly:
  Net expenses                                          0.74%**         0.74%         0.74%**
  Net investment income                                 3.94%**         3.90%         3.70%**

(a) Investor Class shares commenced operations on December 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

38   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               Six Months
                                                                                 Ended        Year        Year       4/1/03 (a)
                                                                                6/30/06       Ended       Ended          to
                                                                              (unaudited)   12/31/05    12/31/04      12/31/03
CLASS R
Net asset value, beginning of period                                           $  9.62      $  9.89     $ 10.07      $   10.31
                                                                               -------      -------     -------      ---------
Increase (decrease) from investment operations:
 Net investment income                                                         $  0.15      $  0.30     $  0.37      $    0.25
 Net realized and unrealized loss on investments                                 (0.32)       (0.15)      (0.12)         (0.17)
                                                                               -------      -------     -------      ---------
  Net increase (decrease) from investment operations                           $ (0.17)     $  0.15     $  0.25      $    0.08
Distributions to shareowners:
 Net investment income                                                           (0.19)       (0.42)      (0.43)         (0.32)
                                                                               -------      -------     -------      ---------
Net decrease in net asset value                                                $ (0.36)     $ (0.27)    $ (0.18)     $   (0.24)
                                                                               -------      -------     -------      ---------
Net asset value, end of period                                                 $  9.26      $  9.62     $  9.89      $   10.07
                                                                               =======      =======     =======      =========
Total return*                                                                    (1.74)%       1.53%       2.58%          0.83%
Ratio of net expenses to average net assets+                                      1.39%**      1.61%       1.20%          1.08%**
Ratio of net investment income (loss) to average net assets+                      3.30%**      2.92%       3.01%         (2.91)%**
Portfolio turnover rate                                                             14%**        27%         28%            66%
Net assets, end of period (in thousands)                                       $   807      $   895     $   830      $     329
Ratios with no waiver of management fees by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                     1.39%**      1.61%       1.20%          1.08%**
 Net investment income (loss)                                                     3.30%**      2.92%       3.01%         (2.91)%**
Ratios with waiver of management fees by PIM and reductions for fees paid indirectly:
 Net expenses                                                                     1.39%**      1.61%       1.20%          1.08%**
 Net investment income (loss)                                                     3.30%**      2.92%       3.01%         (2.91)%**

(a) Class R shares were first publicly offered on April 1, 2003
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer America Income Trust (the Trust) is a Massachusetts statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Trust is to provide a high level of current income consistent with preservation of capital and prudent investment risk.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as - Class A, Class B, Class C, Investor Class and Class R shares. Class R shares were first publicly offered on April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class Shares. Each class of shares represents an interest in the same portfolio of investments of the Trust and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Investor Class shares.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. Information regarding the Trust's principal investment risks is contained in the Trust's prospectus. Please refer to those documents when considering the Trust's risks. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Trust is computed once daily on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. As of June 30, 2006, there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly pay downs. All discounts/premiums on debt securities are accreted/amortized into interest income on a yield to maturity basis for financial reporting purposes. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Information regarding the Fund's principal investment risks is contained in the Fund's prospectus'(es). Please refer to those documents when considering the Fund's risks.

B. Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial state-

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   ments as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

   At December 31, 2005, the Trust had a net capital loss carryforward of $12,125,464, of which $742,335 will expire in 2006, $2,705,283 will expire in
   2007, $1,526,846 will expire in 2008, $2,070,786 will expire in 2011,
   $3,175,915 will expire in 2012, and $1,904,299 will expire in 2013, if not utilized.

   The Trust has elected to defer approximately $1,612,711 of capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ending December 31, 2006.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                          2005
                                                                     ----------
  Distributions paid from:
  Ordinary income                                                    $9,796,927
                                                                     ----------
    Total                                                            $9,796,927
                                                                     ==========
--------------------------------------------------------------------------------

   The following shows the components of the Trust's capital on a federal income tax basis at December 31, 2005.

--------------------------------------------------------------------------------
                                                                        2005
                                                                  -------------
  Undistributed ordinary income                                   $     57,355
  Capital loss carryforward                                        (12,125,464)
  Post October losses deferred                                      (1,612,711)
  Unrealized depreciation                                           (2,712,467)
                                                                  ------------
    Total                                                         $(16,393,287)
                                                                  ============
--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.

   At December 31, 2005, the Trust reclassified $2,360,505 to decrease distributions in excess of net investment income, and

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   $2,360,505 to increase accumulated net realized loss. This reclassification has no impact on the net assets of the Trust and presents the Trust's capital accounts on a tax basis.

C. Fund Shares

   The Trust records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $ 6,504 in underwriting commissions on the sale of Class A shares for the six months ended June 30, 2006.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Trust, respectively (See Notes 4). Investor Class Shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Trust level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Trust declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Trust with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class and Class R shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counter parties, is required to be at least

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or sub custodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Trust's average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Trust. At June 30, 2006, $4,330, was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $86,611 in transfer agent fees payable to PIMSS June 30, 2006.

4. Distribution and Service Plans

The Trust adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Trust pays PFD a service fee of up to 0.25% of the Trust's average daily net assets attributable to Class A shares in reimbursement of such expenditures to finance activities primarily intended to result in the sale of Class A shares.

Pioneer America Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pursuant to the Class B Plan and the Class C Plan, the Trust pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Trust pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $1,879 in distribution fees payable to PFD at June 30, 2006. The Trust also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Trust to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Trust a service fee of up to 0.25% of the Trust's daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of (Class A, Class B, and Class C Shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2006, CDSCs in the amount of $73,852 were paid to PFD.

5. Expense Offset Arrangements

The Trust has entered into certain expense offset arrangements with PIMSS, resulting in a reduction in the Trust's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2006, the Trust's expenses were reduced by $5,010 under such arrangements.

Pioneer America Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

6. Merger Information

On December 8, 2004, beneficial owners of Safeco Intermediate Term U.S. Government Fund (one of the Series that comprised Safeco Managed Bond Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

-------------------------------------------------------------------------------------------------
                                 Pioneer                  Safeco                   Pioneer
                                 America             Intermediate Term             America
                              Income Trust         U.S. Government Fund         Income Trust
                          (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-------------------------------------------------------------------------------------------------
  Net Assets             $193,756,225                   $53,131,201        $246,867,456
  Shares Outstanding       19,757,153                     5,599,642          25,167,692
  Investor Class
  Shares Issued                                                               5,410,509
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                  Unrealized         Accumulated
                                                                 Appreciation          Loss on
                                                               on Closing Date      Closing Date
-------------------------------------------------------------------------------------------------
  Safeco Intermediate Term
  U.S. Government Fund                                             $33,133        $(1,399,442)
-------------------------------------------------------------------------------------------------

Pioneer America Income Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
 Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll-free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240


Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)


Visit our web site:                                  www.pioneerinvestments.com


Before investing consider the Trust's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer American Income trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 31, 2006

* Print the name and title of each signing officer under his or her signature.